Liquidity And Going Concern	12 Months Ended
Dec. 31, 2019
Liquidity And Going Concern [Abstract]
Liquidity And Going Concern

2. LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements as of and for the year ended December 31, 2019 were prepared assuming we will continue as a going concern, which contemplates that we will continue in operation and will be able to realize our assets and settle our liabilities and commitments in the normal course of business for a period of at least one year from the issuance date of these consolidated financial statements.  These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should we be unable to continue as a going concern.

We have incurred significant losses from operations and negative cash flows in every year since inception and have utilized the proceeds from the sales of our equity and equity-linked securities and our contingent funding arrangements with third-parties to fund our operations, including our litigation costs.  For the year ended December 31, 2019, we incurred a net loss of approximately $9.5 million and negative cash flows from operations of approximately $3.4 million.  At December 31, 2019, we had a working capital deficit of approximately $5.5 million and an accumulated deficit of approximately $401.8 million.  These circumstances raise substantial doubt about our ability to continue to operate as a going concern for a period of one year after the issuance date of these consolidated financial statements.

In 2018, we implemented significant cost reduction measures including cessation of our ongoing chip development activities, reductions in executive and key employee base salaries and curtailment of our spending for sales and marketing of our WiFi product line. We reduced costs further in 2019 with the downsizing of our corporate office facility and additional reductions in personnel and other operating costs. Our business plan is currently focused solely on our patent enforcement and technology licensing objectives.  The timing and amount of proceeds from our patent enforcement actions are difficult to predict and there can be no assurance we will receive any proceeds from these enforcement actions.

Our ability to meet our liquidity needs for the twelve months after the issuance date of these financial statements is dependent upon one or more of (i) our ability to successfully negotiate licensing agreements and/or settlements relating to the use of our technologies by others in excess of our contingent payment obligations and (ii) our ability to raise additional capital from the sale of debt or equity securities or other financing arrangements.  We anticipate that we will continue to invest in patent protection and licensing and enforcement of our wireless technologies.  We expect that revenue generated from patent enforcement actions, and technology licenses over the twelve months after the issuance date of these financial statements, if any, after deduction of payment obligations to our third-party litigation funder and legal counsel, may not be sufficient to cover our operating expenses. In the event we do not generate revenues, or other patent-asset proceeds, sufficient to cover our operational costs and contingent repayment obligation, we will be required to raise additional working capital through the sale of equity securities or other financing arrangements.

During the first quarter of 2020, we received aggregate proceeds from the sale of debt and equity securities of approximately $1.6 million, proceeds from the exercise of outstanding warrants of approximately $0.5 million and advances from a potential litigation funding party of approximately $0.6 million.   In addition, we repaid approximately $0.7 million in short-term debt and other accrued expenses through the use of shares of our common stock.  Despite these funding efforts, our resources are not sufficient to meet our short-term liquidity needs and we will be required to seek additional capital.

The long-term continuation of our business plan is dependent upon our ability to secure sufficient financing to support our business, and our ability to generate revenues and/or patent-related proceeds sufficient to offset expenses and meet our contingent payment obligation and other long-term debt repayment obligations.  Failure to generate sufficient revenues, raise additional capital through debt or equity financings, and/or reduce operating costs could have a material adverse effect on our ability to meet our short and long-term liquidity needs and achieve our intended long-term business objectives.